Equity - Treasury Stock - Tabular Disclosure - Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class B, Preference shares [Member]
Reconciliation of number of shares outstanding
(Acquisition) / disposal of treasury stock	(129,254)	(2,058,366)
Class A, Ordinary shares [Member]
Reconciliation of number of shares outstanding
(Acquisition) / disposal of treasury stock		(3,944,430)
Treasury stock [Member] | Class B, Preference shares [Member]
Reconciliation of number of shares outstanding
Treasury shares, beginning of period	5,070,530	3,012,164
Disposal of shares	(370,746)	(361,530)
Acquisition of shares	500,000	2,419,896
Treasury shares, end of period	5,199,784	5,070,530
Treasury stock [Member] | Class A, Ordinary shares [Member]
Reconciliation of number of shares outstanding
Treasury shares, beginning of period	3,944,430
Acquisition of shares		3,944,430
Treasury shares, end of period	3,944,430	3,944,430